Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Disclosure [Line Items]
Income tax (benefit) provision	$ 0	$ 0	$ (202,000)
NOL DTA related to excess benefits from stock option exercises	500,000
Increase (decrease) in valuation allowance	9,000,000	(6,200,000)	$ 7,800,000
Accrued interest or penalties	0	$ 0
Federal
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	$ 143,000,000
Year net operating loss carryforwards begin to expire	2021
Research and development credits	$ 10,500,000
Year research and development credits begin to expire	2022
State
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	$ 94,000,000
Year net operating loss carryforwards begin to expire	2017
Research and development credits	$ 5,900,000